Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision for allowances, claims and doubtful accounts	$ 6.3	$ 5.4	$ 7.1
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	42,500,000	42,500,000	42,500,000
Common stock, shares issued	21,250,000	21,250,000	21,250,000
Treasury Stock Shares	212,500	212,500
Unaudited Pro Forma [Member]
Provision for allowances, claims and doubtful accounts	$ 6.3
Common stock, par value	$ 0.01
Common stock, shares authorized	42,500,000
Common stock, shares issued	21,250,000
Treasury Stock Shares	212,500